Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025 (remaining six months)	$ 815
2025	1,589	$ 1,693
2026	1,510	1,589
2027	1,498	1,510
2028	1,498	1,498
Thereafter	7,423
Total	$ 14,333	15,211	$ 5,287
2029		1,498
Thereafter		$ 7,423